Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal	$ 75,134	$ 110,022	$ 261,851
Principal and interest payable	61,476
2022
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	26,367
2023
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	14,780
2024
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	11,172
2025
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	7,728
2026
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	1,429
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	42,408	71,261
Interest	3,623
Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	1,816
Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	1,063
Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	586
Fekola Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	158
Fekola Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	3,865	$ 7,254
Interest	195
Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	167
Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	26
Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	2
Masbate Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest	11
Lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Interest	11
Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	42,865
Principal | Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	18,028
Principal | Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	10,320
Principal | Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	8,334
Principal | Fekola Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	6,183
Principal | Fekola Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	3,948
Principal | Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	3,076
Principal | Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	766
Principal | Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	106
Principal | Masbate Equipment Loan Facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	10,834
Principal | Lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Principal	3,269
Principal | Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Principal	2,605
Principal | Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Principal	2,144
Principal | Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Principal	1,387
Principal | Lease liabilities | 2026
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,429